INCOME TAXES (Details)	1 Months Ended	12 Months Ended			36 Months Ended
	Aug. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2022
Income tax rate (as a percent)		25.00%	25.00%	25.00%
Hong Kong
Income tax rate (as a percent)		16.50%
Next tax rate for first minimum portion of assessable profits		8.25%
Subsidiaries [Member]
Preferential tax rate		15.00%
Percentage of income tax exempt	40.00%
West Development | Subsidiaries [Member]
Preferential tax rate	15.00%
Qiyu.
Preferential tax rate		15.00%
Qiyu. | High And New Technology Enterprises
Preferential tax rate					15.00%